Financial Statements

(Unaudited)

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

September 30, 2013

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Financial Statements (Unaudited)

September 30, 2013

Contents

Consolidated Portfolio Asset Allocation (Unaudited)	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Statement of Cash Flows	15
Notes to Consolidated Financial Statements	16
Consolidated Schedule of Changes in Investments in Affiliates	30
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	32

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	33
Consolidating Statement of Operations	34

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

September 30, 2013

Percent of Cash
Industry	and Investments

Gaming Industries	6.3%
Wired Telecommunications Carriers	5.7%
Semiconductor and Other Electronic Component Manufacturing	4.8%
Oil and Gas Extraction	4.6%
Communications Equipment Manufacturing	4.4%
Radio and Television Broadcasting	4.1%
Scheduled Air Transportation	3.9%
Specialty (except Psychiatric and Substance Abuse) Hospitals	3.8%
Full-Service Restaurants	3.4%
Other Telecommunications	3.4%
Pharmaceutical and Medicine Manufacturing	3.3%
Management, Scientific, and Technical Consulting Services	3.2%
Business Support Services	3.1%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.0%
Motion Picture and Video Industries	3.0%
Cable and Other Subscription Programming	2.9%
Coal Mining	2.8%
Other Investment Pools and Funds	2.7%
Other Electrical Equipment and Component Manufacturing	2.4%
Metal Ore Mining	2.4%
Scientific Research and Development Services	1.9%
Petroleum and Coal Products Manufacturing	1.8%
Architectural, Engineering, and Related Services	1.8%
Couriers and Express Delivery Services	1.7%
Electronic Shopping and Mail-Order Houses	1.7%
Nondepository Credit Intermediation	1.6%
Highway, Street, and Bridge Construction	1.4%
Software Publishers	1.4%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	1.3%
Iron and Steel Mills and Ferroalloy Manufacturing	1.1%
Wireless Telecommunications Carriers (except Satellite)	0.9%
Grocery Stores	0.9%
Other Amusement and Recreation Industries	0.8%
Electric Power Generation, Transmission and Distribution	0.8%
Aerospace Product and Parts Manufacturing	0.7%
Support Activities for Mining	0.7%
Data Processing, Hosting, and Related Services	0.7%
Newspaper, Periodical, Book, and Directory Publishers	0.6%
Electrical Equipment Manufacturing	0.5%
Other Financial Investment Activities	0.4%
Depository Credit Intermediation	0.2%
Traveler Accommodation	0.1%
Home Furnishings Stores	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Charter Bus Industry	0.0%
Miscellaneous Securities	2.2%
Cash and Cash Equivalents	1.6%
Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2013

Assets
Investments, at fair value:
Unaffiliated issuers (cost $1,083,363,358)	$994,766,263
Controlled issuers (cost $165,718,071)	155,398,461
Other affiliates (cost $358,659,319)	297,590,048
Total investments (cost $1,607,740,748)	1,447,754,772

Cash and cash equivalents	23,353,190
Accrued interest income:
Unaffiliated issuers	15,130,858
Controlled issuers	747,172
Other affiliates	2,797,418
Receivable for investments sold	29,071,458
Deferred debt issuance costs	1,350,082
Unrealized gain on foreign currency exchange contract	405,025
Prepaid expenses and other assets	592,652
Total assets	1,521,202,627

Liabilities
Credit facility payable	314,398,501
Payable for investments purchased	16,237,182
Management and advisory fees payable	2,387,500
Equity placement costs payable	543,163
Payable to the Investment Manager	400,691
Interest payable	290,482
Accrued expenses and other liabilities	2,373,787
Total liabilities	336,631,306

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	16,925
Total preferred stock	296,925

Preferred equity facility
Series A preferred interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interest authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	966,151
Total preferred limited partner interests	369,966,151

Net assets applicable to common shareholders	$814,308,245

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,078,833,219
Accumulated net investment income	461,141
Accumulated net realized loss	(107,671,687)
Accumulated net unrealized depreciation	(157,297,581)
Accumulated dividends to Series Z preferred shareholders	(16,925)
Net assets applicable to common shareholders	$814,308,245

Common stock, NAV per share	10,401.47

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (78.60%)
Bank Debt (54.09%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.31%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,644,620	$1,677,513	0.11%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,348,047	17,642,964	1.20%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		19,320,477

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$150,803	81,999	0.01%

Architectural, Engineering, and Related Services (1.50%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$476,939	476,939	0.03%
Global Geophysical Services, Inc., Senior Secured 1st Lien Delayed Draw Term Loan, LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16 ◊	$-	(29,133)	-
Global Geophysical Services, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16	$21,731,978	21,623,318	1.47%
Total Architectural, Engineering, and Related Services		22,071,124

Business Support Services (2.87%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	42,238,738	2.87%

Cable and Other Subscription Programming (2.87%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,630,744	0.32%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	16,280,724	1.11%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	9,547,129	0.65%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	13	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	8,290,742	0.56%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,439,691	0.23%
Total Cable and Other Subscription Programming		42,189,043

Charter Bus Industry (0.00%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,381,028	-	-
Total Charter Bus Industry		-

◊ Negative amount relates to an unfunded term loan that was acquired and valued at a discount.

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Coal Mining (2.65%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 10%, 1.5% LIBOR Floor, due 7/10/18	$13,964,564	$13,755,096	0.93%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$27,229,403	25,282,501	1.72%
Total Coal Mining		39,037,597

Communications Equipment Manufacturing (2.47%)
Avaya Inc., Senior Secured 1st Lien Term Loan B3, LIBOR + 4.5%, due 10/26/17	$3,370,193	3,025,355	0.20%
Avaya Inc., Senior Secured 1st Lien Term Loan B5, LIBOR + 6.75%, 1.25% LIBOR Floor, due 3/31/18	$8,762,505	8,319,692	0.57%
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$41,886,249	24,943,261	1.70%
Total Communications Equipment Manufacturing		36,288,308

Couriers and Express Delivery Services (1.73%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$25,567,089	25,439,254	1.73%

Electric Power Generation, Transmission and Distribution (0.78%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan, LIBOR + 4.75%, due 2/28/14	$19,055,046	11,520,395	0.78%

Electrical Equipment Manufacturing (0.54%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.25% LIBOR Floor, due 2/6/18	$7,994,774	7,978,785	0.54%

Electronic Shopping and Mail-Order Houses (1.46%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, due 3/31/16	$21,406,277	21,406,277	1.46%

Full-Service Restaurants (3.40%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,511,267	11,368,007	0.77%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$3,752,010	3,752,010	0.25%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,372,269	10,372,269	0.71%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$18,680,263	18,680,263	1.27%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$5,887,373	5,887,373	0.40%
Total Full Service Restaurants		50,059,922

Grocery Stores (0.92%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$13,364,159	13,564,622	0.92%

Iron and Steel Mills and Ferroalloy Manufacturing (1.08%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$15,614,395	15,899,358	1.08%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Management, Scientific, and Technical Consulting Services (3.17%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	$46,573,333	3.17%

Motion Picture and Video Industries (2.95%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	24,098,258	1.64%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,363,816	1.31%
Total Motion Picture and Video Industries		43,462,074

Other Amusement and Recreation Industries (0.81%)
Intrawest Cayman L.P., 1st Lien Term Loan, LIBOR + 5.75%, 1.25% LIBOR Floor, due 12/4/17 - (Cayman Islands)	$1,240,625	1,259,234	0.09%
Intrawest Cayman L.P., 2nd Lien Term Loan, LIBOR + 9.5%, 1.25% LIBOR Floor, due 12/4/18 - (Cayman Islands)	$10,250,000	10,617,258	0.72%
Total Other Amusement and Recreation Industries		11,876,492

Other Electrical Equipment and Component Manufacturing (2.41%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$35,000,000	35,455,000	2.41%

Other Financial Investment Activities (0.42%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,984,340	6,146,790	0.42%

Other Telecommunications (3.36%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$46,242,755	49,479,748	3.36%

Petroleum and Coal Products Manufacturing (1.83%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$27,630,939	26,940,165	1.83%

Radio and Television Broadcasting (3.94%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,467,567	22,564,066	1.53%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$35,128,333	35,391,796	2.41%
Total Radio and Television Broadcasting		57,955,862

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.49%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$7,200,688	7,200,688	0.49%

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (1.87%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$599,840	$606,870	0.04%
N918DL, 8%, due 8/15/18 (6)	$787,477	789,690	0.05%
N954DL, 8%, due 3/20/19 (6)	$1,037,897	1,034,880	0.07%
N955DL, 8%, due 6/20/19 (6)	$1,073,100	1,067,550	0.07%
N956DL, 8%, due 5/20/19 (6)	$1,071,774	1,067,220	0.07%
N957DL, 8%, due 6/20/19 (6)	$1,082,486	1,076,790	0.07%
N959DL, 8%, due 7/20/19 (6)	$1,093,110	1,086,690	0.07%
N960DL, 8%, due 10/20/19 (6)	$1,133,864	1,124,640	0.08%
N961DL, 8%, due 8/20/19 (6)	$1,122,289	1,115,070	0.08%
N976DL, 8%, due 2/15/18 (6)	$805,338	810,810	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$3,341,635	4,116,845	0.28%
N512UA, 20%, due 10/26/16 (6)	$3,391,319	4,200,105	0.29%
N536UA, 16%, due 9/29/14 (6)	$1,398,258	1,479,675	0.10%
N545UA, 16%, due 8/29/15 (6)	$2,702,502	2,994,645	0.20%
N585UA, 20%, due 10/25/16 (6)	$3,981,916	4,932,250	0.34%
Total Scheduled Air Transportation		27,503,730

Semiconductor and Other Electronic Component Manufacturing (4.68%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/30/15	$27,414,213	27,414,213	1.87%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,432,168	3,432,168	0.23%
SunEdison, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.5% LIBOR Floor, due 10/2/17	$37,171,750	38,751,549	2.63%
SunEdison, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(684,298)	(0.05)%
Total Semiconductor and Other Electronic Component Manufacturing		68,913,632

Software Publishers (1.36%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$20,072,222	20,012,005	1.36%

Specialty (except Psychiatric and Substance Abuse) Hospitals (1.26%)
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$18,622,690	18,548,199	1.26%

Wired Telecommunications Carriers (1.01%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (3)	€8,977,224	11,390,595	0.78%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (3)	€2,699,614	3,425,358	0.23%
Total Wired Telecommunications Carriers		14,815,953

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wireless Telecommunications Carriers (except Satellite) (0.94%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	$13,770,383	0.94%

Total Bank Debt (Cost $856,118,332)		795,749,953

Other Corporate Debt Securities (24.51%)
Aerospace Product and Parts Manufacturing (0.08%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	930,491	0.06%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	271,861	0.02%
Total Aerospace Product and Parts Manufacturing		1,202,352

Architectural, Engineering, and Related Services (0.17%)
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,490,678	2,490,678	0.17%

Communications Equipment Manufacturing (1.74%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$31,434,000	25,540,125	1.74%

Gaming Industries (2.33%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	34,340,407	2.33%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	587,235	0.04%

Metal Ore Mining (2.16%)
Thompson Creek Metals Co., Senior Unsecured Notes, 7.375%, due 6/1/18	$35,717,000	31,698,838	2.16%

Nondepository Credit Intermediation (1.60%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 (5)	$22,000,000	23,540,000	1.60%

Oil and Gas Extraction (3.56%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,991,527	1.22%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	26,971,262	1.84%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (2)	$7,350,663	7,350,663	0.50%
Total Oil and Gas Extraction		52,313,452

Other Investment Pools and Funds (2.38%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 (5)	$35,000,000	35,000,000	2.38%

Pharmaceutical and Medicine Manufacturing (1.66%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.66%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.17%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	31,941,610	2.17%

Scientific Research and Development Services (1.89%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$27,732,000	27,732,000	1.89%

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount or	Fair	Cash and
Investment	Shares	Value	Investments

Debt Investments (continued)

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.55%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$51,447,000	$37,556,310	2.55%

Miscellaneous Securities (2.18%) (8)	$41,799,000	32,059,649	2.18%

Total Other Corporate Debt Securities (Cost $385,470,912)		360,485,656

Total Debt Investments (Cost $1,241,589,244)		1,156,235,609

Equity Securities (19.81%)
Aerospace Product and Parts Manufacturing (0.66%)
Beech Holdings, LLC, Membership Units (4), (5)	1,179,906	9,734,225	0.66%

Architectural, Engineering, and Related Services (0.15%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,298,124	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	942,012	0.06%
Total Architectural, Engineering, and Related Services		2,240,228

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,687,971	0.25%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Coal Mining (0.15%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	8,327	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	2,224,963	0.15%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	8,327	-
Total Coal Mining		2,241,617

Communications Equipment Manufacturing (0.24%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,355,556	0.23%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	118,933	0.01%
Total Communications Equipment Manufacturing		3,474,589

Data Processing, Hosting, and Related Services (0.66%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	9,659,149	0.66%
Total Data Processing, Hosting, and Related Services		9,659,330

Depository Credit Intermediation (0.16%)
Doral Financial Corporation, Common Stock (4)	120,539	2,299,884	0.16%

Electronic Shopping and Mail-Order Houses (0.22%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,466,978	0.17%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	725,318	0.05%
Total Electronic Shopping and Mail-Order Houses		3,192,296

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	$-	-

Gaming Industries (3.94%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	55,242,658	3.76%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,694,576	0.18%
Total Gaming Industries		57,937,234

Highway, Street, and Bridge Construction (1.40%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	20,628,981	1.40%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	62,732	-

Metal Ore Mining (0.22%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	3,234,208	0.22%

Newspaper, Periodical, Book, and Directory Publishers (0.64%)
HW Topco, Inc., Common Stock (4), (5)	868,872	9,305,619	0.63%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	18,132	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	95,537	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		9,419,288

Oil and Gas Extraction (1.03%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	15,203,997	1.03%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	3,063	15,316	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	5,464	-	-
Total Other Amusement and Recreation Industries		15,316

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	26,111	-

Other Investment Pools and Funds (0.32%)
TCP Delos Cayman Holdings, Common Shares (3), (4), (5), (6)	551,799	746,419	0.05%
TCP Delos Cayman Holdings, Common Shares (4), (5), (6)	726,529	726,529	0.05%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (5), (6)	2,394,699	3,239,309	0.22%
Total Other Investment Pools and Funds		4,712,257

Pharmaceutical and Medicine Manufacturing (1.67%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	24,530,394	1.67%

Radio and Television Broadcasting (0.16%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	1,099,674	0.08%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,219,526	0.08%
Total Radio and Television Broadcasting		2,319,200

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.39%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,228,948	$5,715,161	0.39%

Scheduled Air Transportation (2.00%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,280	248,160	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,114	280,170	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,063	130,350	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,039	221,430	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,045	211,860	0.01%
N957DL Trust Beneficial Interest (5), (6)	1,039	213,840	0.01%
N959DL Trust Beneficial Interest (5), (6)	1,034	215,490	0.01%
N960DL Trust Beneficial Interest (5), (6)	1,017	229,020	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,028	233,640	0.02%
N976DL Trust Beneficial Interest (5), (6)	1,164	200,310	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	484	4,597,369	0.31%
N512UA Trust Beneficial Interests (5), (6)	478	4,532,241	0.31%
N536UA Trust Beneficial Interests (5), (6)	722	6,336,778	0.43%
N545UA Trust Beneficial Interests (5), (6)	601	6,248,096	0.42%
N585UA Trust Beneficial Interests (5), (6)	478	5,601,951	0.38%
Total Scheduled Air Transportation		29,500,705

Semiconductor and Other Electronic Component Manufacturing (0.12%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,703,554	0.12%

Support Activities for Mining (0.69%)
DeepOcean Group Holding BV, Common Stock - (Norway) (4), (5)	410,366	10,218,113	0.69%

Traveler Accommodation (0.05%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	767,393	0.05%

Wired Telecommunications Carriers (4.69%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	12,284,048	0.84%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	652,892	0.04%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	44,344,676	3.01%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,784,159	0.12%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	9,928,604	0.68%
Total Wired Telecommunications Carriers		68,994,379

Total Equity Securities (Cost $366,151,504)		291,519,163

Total Investments (Cost $1,607,740,748) (7)		1,447,754,772

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (1.59%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.03%, due 10/1/13 Collateralized by FFCB Bond	$2,602,549	$2,602,549	0.18%
Union Bank of California, Commercial Paper, 0.10%, due 10/1/13	$11,000,000	11,000,000	0.75%
Cash Denominated in Foreign Currency	€1,134,781	1,535,018	0.10%
Cash Denominated in Foreign Currency	£100,175	162,144	0.01%
Cash Held on Account at Various Institutions	$8,053,479	8,053,479	0.55%
Total Cash and Cash Equivalents		23,353,190

Total Cash and Investments		$1,471,107,962	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $25,086,250 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $360,739,304 and $288,609,418, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2013 was $1,283,388,520, or 87.24% of total cash and investments of the Company.

Derivative instruments at September 30, 2013 were as follows:
	Notional
Instrument	Amount		Fair Value
Foreign currency forward exchange contract, sell AUD vs. USD for settlement April 4, 2014	AUD	5,182,870	$405,025

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Nine Months Ended September 30, 2013

Investment income
Interest income:
Unaffiliated issuers	$82,958,082
Controlled issuers	10,756,709
Other affiliates	4,929,647
Other income:
Unaffiliated issuers	3,076,184
Controlled issuers	3,552,029
Other affiliates	482,823
Total investment income	105,755,474

Operating expenses
Management and advisory fees	21,487,500
Interest expense	1,027,443
Amortization of deferred debt issuance costs	800,349
Legal fees, professional fees and due diligence expenses	685,156
Insurance expense	267,620
Commitment fees	248,250
Director fees	198,250
Custody fees	132,000
Other operating expenses	498,492
Total operating expenses	25,345,060

Net investment income	80,410,414

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	15,039,597
Investments in controlled issuers	(19,262)
Investments in other affiliates	(25,595,324)
Foreign currency transactions	670,169
Net realized loss	(9,904,820)

Net change in net unrealized appreciation/depreciation on:
Investments	44,849,882
Foreign currency	505,567
Net change in net unrealized appreciation/depreciation	45,355,449

Net realized and unrealized gain	35,450,629

Dividends paid on Series A preferred equity facility	(2,757,993)
Net change in accumulated dividends on Series A preferred equity facility	(35,265)
Net change in reserve for dividends to Series Z preferred shareholders	(14,481)

Net increase in net assets applicable to common shareholders resulting from operations	$113,053,304

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Nine Months
	Ended
	September 30, 2013	Year Ended
	(Unaudited)	December 31, 2012

Net assets applicable to common shareholders, beginning of period	$772,254,941	$834,615,259

Net investment income	80,410,414	95,381,632
Net realized loss	(9,904,820)	(82,452,800)
Net change in net unrealized appreciation/depreciation	45,355,449	44,303,576
Dividends paid on Series A preferred equity facility from net investment income	(2,757,993)	(3,537,091)
Net change in accumulated dividends on Series A preferred equity facility	(35,265)	(32,861)
Dividends paid to Series Z preferred shareholders from net investment income	-	(44,508)
Net change in reserve for dividends to Series Z preferred shareholders	(14,481)	21,734
Net increase in net assets applicable to common shareholders resulting from operations	113,053,304	53,639,682

Distributions to common shareholders from:
Net investment income	(71,000,000)	(116,000,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income and distributions in excess of net investment income of $461,141 and $6,156,015, respectively)	$814,308,245	$772,254,941

See accompanying notes.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2013

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$113,053,304
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized loss	9,904,820
Net change in net unrealized appreciation/depreciation	(45,651,995)
Dividends paid on Series A preferred equity facility	2,757,993
Net change in accumulated dividends on Series A preferred equity facility	35,265
Net change in reserve for dividends to Series Z preferred shareholders	14,481
Interest income paid in kind	(6,755,329)
Net accretion of market discount	(6,224,994)
Accretion of original issue discount	(6,775,250)
Amortization of deferred debt issuance costs	800,349
Changes in assets and liabilities:
Purchases of investments	(353,983,975)
Proceeds from sales, maturities and paydowns of investments	288,609,418
Increase in receivable for investments sold	(21,973,534)
Increase in accrued interest income - unaffiliated issuers	(4,649,922)
Decrease in accrued interest income - controlled issuers	243,209
Increase in accrued interest income - other affiliates	(2,281,405)
Decrease in prepaid expenses and other assets	418,738
Increase in management and advisory fees payable	2,387,500
Increase in payable for investments purchased	9,762,450
Increase in payable to the Investment Manager	235,142
Increase in interest payable	252,140
Increase in accrued expenses and other liabilities	517,786
Net cash used in operating activities	(19,303,809)

Financing activities
Proceeds from draws on credit facility	161,000,000
Principal repayments on credit facility	(74,797,408)
Dividends paid on Series A preferred equity facility	(2,757,993)
Distributions to common shareholders	(71,000,000)
Net cash provided by financing activities	12,444,599

Net decrease in cash and cash equivalents	(6,859,210)
Cash and cash equivalents at beginning of period	30,212,400
Cash and cash equivalents at end of period	$23,353,190

Supplemental disclosure:
Interest payments	$775,303

See accompanying notes.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2013

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors. The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

1. Organization and Nature of Operations (continued)

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2013, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At September 30, 2013, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of September 30, 2013 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$743,431,148	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	5.1% - 22.8% (11.5%) 1 - 4 (1) 0.4x - 0.5x (0.4x) 6.5x - 8.9x (8.5x)

Other Corp Debt	102,468,303	Market rate approach Market comparable companies	Market yields EBITDA multiples	11.3% - 14.2% (11.5%) 6.5x - 6.5x (6.5x)

Equity	244,307,479	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	11.3% - 18.0% (12.4%) 1 - 2 (1) 0.4x - 0.4x (0.4x) 2.5x - 10.5x (7.7x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At September 30, 2013, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$34,340,407	$22,273,370
2	Other observable market inputs*	52,318,805	223,676,946	24,938,314
3	Independent third-party pricing sources that employ significant unobservable inputs	743,431,148	93,915,288	229,109,315
3	Investment Manager valuations with significant unobservable inputs	-	8,553,015	15,198,164
Total		$795,749,953	$360,485,656	$291,519,163

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$662,095,730	$65,111,150	$191,007,907
Net realized and unrealized gains (losses)	2,222,257	23,659,514	(9,482,636)
Acquisitions	226,586,453	35,119,859	33,041,900
Dispositions	(131,556,807)	(23,975,287)	(4,128,300)
Transfer into Level 3 ǂ	83,552	32,282,277	18,670,444
Transfers out of Level 3†	(16,000,037)	(38,282,225)	-
Ending balance	$743,431,148	$93,915,288	$229,109,315

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,231,588	$23,659,514	$12,461,262

ǂ Comprised of three investments that transferred from Level 2 due to reduced trading volumes.

† Comprised of five investments that transferred to Level 2 due to increased observable market activity.

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$100,876	$6,582,065	$9,001,492
Net realized and unrealized gains (losses)	(284,198)	4,414,320	1,676,297
Acquisitions	-	768,598	4,529,279
Dispositions	(815,392)	(5,649,168)	(8,904)
Transfer into Level 3‡	998,714	2,437,200	-
Ending balance	$-	$8,553,015	$15,198,164

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$4,414,320	$1,676,174

‡ Comprised of five investments that transferred from Level 2 due to reduced trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At September 30, 2013, the Partnership held foreign currency denominated investments comprising approximately 6.82% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at September 30, 2013 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange transactions. The Company recognizes all derivatives as either assets or liabilities in the Consolidated Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the nine months ended September 30, 2013 were included in net realized and unrealized gain (loss) on investments in the Consolidated Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$-	$405,025

Valuations of foreign currency forward exchange contracts at September 30, 2013 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$405,025

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. In accordance with ASC Topic 740 - Income Taxes, the Company and the Partnership recognize in their consolidated financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of September 30, 2013, all tax years of the Company and the Partnership since January 1, 2010 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at September 30, 2013 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$140,113,631
Unrealized depreciation	(299,694,582)
Net unrealized depreciation	(159,580,951)

Cost	$1,607,740,748

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions. As of September 30, 2013, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

3. Allocations and Distributions (continued)

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of September 30, 2013, the Company had distributed $570,190,955 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

5. Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at September 30, 2013 was 0.62%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of September 30, 2013, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At September 30, 2013, outstanding borrowings included €55,000,000 ($74,398,501). Accrued interest included €846 ($1,145).

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $28.8 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2013

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At September 30, 2013, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $543,258 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At September 30, 2013, such reimbursable amounts totaled $400,691 as reflected in the Consolidated Statement of Assets and Liabilities.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of September 30, 2013. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights

	Nine Months
	Ended
	September 30,
	(Unaudited)	Year Ended December 31,
	2013	2012	2011	2010	2009

Per Common Share (1)
Net asset value, beginning of period	$9,864.31	$10,660.86	$12,902.36	$12,009.93	$7,317.59

Equity placement costs charged to paid-in capital	-	-	-	-	(6.86)

Investment operations:
Net investment income	1,027.11	1,218.35	1,249.82	1,366.78	1,022.14
Net realized and unrealized gain (loss)	452.82	(487.30)	(1,650.35)	913.47	4,688.68
Dividends on Series A preferred equity facility	(35.23)	(45.18)	(44.00)	(46.77)	(50.27)
Net change in accumulated dividends on Series A preferred equity facility	(0.45)	(0.42)	(0.39)	0.44	9.72
Dividends to Series Z preferred shareholders	-	(0.57)	-	(0.57)	-
Net change in reserve for dividends to Series Z preferred shareholders	(0.18)	0.28	(0.29)	0.28	(0.29)
Total from investment operations	1,444.07	685.16	(445.21)	2,233.63	5,669.98

Distributions to common shareholders from:
Net investment income	(906.91)	(1,481.71)	(1,195.69)	(1,341.20)	(970.78)
Net realized gain	-	-	(600.60)	-	-
Net asset value, end of period	$10,401.47	$9,864.31	$10,660.86	$12,902.36	$12,009.93

Return on invested assets (2), (6)	10.5%	7.6%	(0.8)%	18.0%	58.9%

Total return to common shareholders (3), (6)	15.2%	6.6%	(4.2)%	19.4%	81.6%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (6)	15.2%	6.6%	(4.2)%	19.4%	81.6%

Ratios to average common equity: (4), (7)
Net investment income	13.4%	11.5%	10.1%	10.9%	11.2%
Expenses	4.2%	4.0%	3.4%	3.4%	4.9%
Expenses and General Partner allocation	4.2%	4.0%	3.4%	3.4%	4.9%

Ending common shareholder equity	$814,308,245	$772,254,941	$834,615,259	$1,010,097,800	$940,230,903
Portfolio turnover rate (6)	21.2%	41.8%	41.1%	66.8%	48.3%
Weighted-average debt outstanding	$220,992,036	$87,573,428	$88,160,550	$82,122,988	$119,602,754
Weighted-average interest rate	0.6%	0.8%	1.5%	0.9%	1.3%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,287.8060	78,246.8351
Average debt per share	$2,823	$1,119	$1,126	$1,049	$1,529

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of September 30, 2013:
Return on invested assets (2)	6.1%
Internal rate of return (5)	4.9%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility. The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(5)	Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except for allocations to the General Partner.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Nine Months Ended September 30, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$-	$23,975,287	$-	$31,941,610
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	-	7,200,688	-	7,200,688
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	713,130	-	(111,712)	606,870
N918DL, 8%, due 8/15/18	882,420	-	(98,890)	789,690
N954DL, 8%, due 3/20/19	1,160,280	-	(113,608)	1,034,880
N955DL, 8%, due 6/20/19	1,188,000	-	(109,284)	1,067,550
N956DL, 8%, due 5/20/19	1,189,650	-	(111,100)	1,067,220
N957DL, 8%, due 6/20/19	1,198,560	-	(110,239)	1,076,790
N959DL, 8%, due 7/20/19	1,207,470	-	(109,386)	1,086,690
N960DL, 8%, due 10/20/19	1,243,770	-	(107,774)	1,124,640
N961DL, 8%, due 8/20/19	1,236,510	-	(110,376)	1,115,070
N976DL, 8%, due 2/15/18	918,720	-	(114,794)	810,810
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	5,223,660	-	(568,058)	4,116,845
N512UA, 20%, due 10/26/16	5,298,775	-	(555,847)	4,200,105
N536UA, 16%, due 9/29/14	2,646,220	-	(1,001,813)	1,479,675
N545UA, 16%, due 8/29/15	4,161,190	-	(897,730)	2,994,645
N585UA, 20%, due 10/25/16	6,222,780	-	(652,648)	4,932,250
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	10,128,064	126,383	(10,254,447)	-
Contech Holdings, Inc., Common Stock	18,670,444	-	-	20,628,981
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	31,713,980	5,265,024	-	24,943,261
Dialogic, Inc., Common Stock	5,094,464	-	-	3,355,556
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	1,463,200	-	-	118,933
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	216,480	111,712	(136,899)	248,160
N918DL Trust Beneficial Interest	233,970	98,890	(130,066)	280,170
N954DL Trust Beneficial Interest	220,110	113,608	(156,872)	130,350
N955DL Trust Beneficial Interest	311,850	109,284	(154,960)	221,430
N956DL Trust Beneficial Interest	316,800	111,100	(157,095)	211,860
N957DL Trust Beneficial Interest	318,120	110,239	(156,445)	213,840
N959DL Trust Beneficial Interest	319,110	109,386	(155,801)	215,490
N960DL Trust Beneficial Interest	329,340	107,774	(155,312)	229,020
N961DL Trust Beneficial Interest	332,640	110,376	(158,031)	233,640
N976DL Trust Beneficial Interest	161,700	114,794	(149,316)	200,310
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,569,318	568,058	(256,580)	4,597,369
N512UA Trust Beneficial Interest	4,513,239	555,847	(252,375)	4,532,241
N536UA Trust Beneficial Interest	5,951,253	1,001,813	(322,949)	6,336,778
N545UA Trust Beneficial Interest	5,878,101	897,730	(339,634)	6,248,096
N585UA Trust Beneficial Interest	5,557,611	652,648	(334,204)	5,601,951
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	3,424,501	-	(2,947,562)	476,939

ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,345,925	119,859	-	2,490,678
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,197,909	-	-	1,298,124

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Nine Months Ended September 30, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

ESP Holdings, Inc., Common Stock	$744,148	$-	$-	$942,012
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	12,338,872	-	(12,280,051)	-
Integra Telecom, Inc., Common Stock	39,851,440	-	-	44,344,676
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	6,115,379	401,850	(5,830,000)	-
Integra Telecom, Inc., Warrants	-	-	-	1,784,159
KAGY Holding Company, Inc., Series A Preferred Stock	-	25,759,734	-	5,715,161
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,304,133	-	-	4,630,744
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	15,132,431	-	-	16,280,724
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	3,972,377	-	-	9,547,129
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	12	-	-	13
NHSAS Holdings, LLC, Membership Units	8,781	-	(8,904)	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	23,924,705	-	-	24,530,394
Online Resources Corporation, Common Stock	4,447,838	-	(7,543,960)	-
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	-	8,052,936	-	8,290,742
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	4,184,876	-	(4,167,747)	-
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,354,760	-	-	3,439,691
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-
RM Holdco, LLC, Membership Units	2,746,522	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	16,511,267	-	-	11,368,007
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	-	3,659,155	-	3,752,010
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,588,767	37,122	(253,620)	10,372,269
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	17,627,841	1,052,422	-	18,680,263
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	5,567,313	347,320	-	5,887,373
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	13,900,141	26,030	(16,461,725)	-
TCP Delos Cayman Holdings, Common Shares	-	1,438,681	-	1,472,948
TCP Delos Delaware Holdings, LLC, Partnership Interest	-	3,090,598	-	3,239,309
TOPV New World Holdings, LLC, Membership Interests	56,214,933	-	-	55,242,658
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,240,500	-	-	26,971,262
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	6,582,065	768,598	-	7,350,663
Woodbine Intermediate Holdings, LLC, Membership Units	11,022,898	-	-	15,203,997

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

September 30, 2013

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$25,287,048
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/2013 & 9/30/13	12,277,608
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	26,259,145
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,601,505
DeepOcean Group Holding BV, Common Stock	5/13/11	8,708,604
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,727,138
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

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Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

September 30, 2013

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$994,766,263	$-	$994,766,263
Controlled issuers	-	155,398,461	-	155,398,461
Investment in subsidiary	814,627,965	-	(814,627,965)	-
Other affiliates	-	297,590,048	-	297,590,048
Total investments	814,627,965	1,447,754,772	(814,627,965)	1,447,754,772

Cash and cash equivalents	-	23,353,190	-	23,353,190
Accrued interest income	-	18,675,448	-	18,675,448
Receivable for investments sold	-	29,071,458	-	29,071,458
Deferred debt issuance costs	-	1,350,082	-	1,350,082
Unrealized gain on foreign currency exchange contract	-	405,025	-	405,025
Receivable from the Partnership	543,258	-	(543,258)	-
Prepaid expenses and other assets	73,890	518,762	-	592,652
Total assets	815,245,113	1,521,128,737	(815,171,223)	1,521,202,627

Liabilities
Credit facility payable	-	314,398,501	-	314,398,501
Payable for investments purchased	-	16,237,182	-	16,237,182
Management and advisory fees payable	-	2,387,500	-	2,387,500
Equity placement costs payable	543,163	-	-	543,163
Payable to the Company	-	543,258	(543,258)	-
Payable to the Investment Manager	23,282	377,409	-	400,691
Interest payable	-	290,482	-	290,482
Accrued expenses and other liabilities	73,498	2,300,289	-	2,373,787
Total liabilities	639,943	336,534,621	(543,258)	336,631,306

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	16,925	-	-	16,925
Total preferred stock	296,925	-	-	296,925

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred equity facility	-	966,151	-	966,151
Total preferred limited partner interests	-	369,966,151	-	369,966,151

Net assets	$814,308,245	$814,627,965	$(814,627,965)	$814,308,245

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,078,833,219	1,081,728,330	(1,081,728,330)	1,078,833,219
Accumulated deficit	(264,508,127)	(267,100,365)	267,100,365	(264,508,127)
Accumulated dividends to Series Z preferred shareholders	(16,925)	-	-	(16,925)
Net assets	$814,308,245	$814,627,965	$(814,627,965)	$814,308,245

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Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Nine Months Ended September 30, 2013

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$82,958,082	$-	$82,958,082
Controlled issuers	-	10,756,709	-	10,756,709
Other affiliates	-	4,929,647	-	4,929,647
Other income:
Unaffiliated issuers	-	3,076,184	-	3,076,184
Controlled issuers	-	3,552,029	-	3,552,029
Other affiliates	-	482,823	-	482,823
Total interest and related investment income	-	105,755,474	-	105,755,474

Operating expenses:
Management and advisory fees	-	21,487,500	-	21,487,500
Interest expense	-	1,027,443	-	1,027,443
Amortization of deferred debt issuance costs	-	800,349	-	800,349
Legal fees, professional fees and due diligence expenses	48,516	636,640	-	685,156
Insurance expense	89,198	178,422	-	267,620
Commitment fees	-	248,250	-	248,250
Director fees	66,085	132,165	-	198,250
Custody fees	-	132,000	-	132,000
Other operating expenses	11,845	486,647	-	498,492
Total expenses	215,644	25,129,416	-	25,345,060

Net investment income	(215,644)	80,626,058	-	80,410,414

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	-	15,039,597	-	15,039,597
Investments in controlled issuers	-	(19,262)	-	(19,262)
Investments in other affiliates	-	(25,595,324)	-	(25,595,324)
Foreign currency transactions	-	670,169	-	670,169
Net realized loss	-	(9,904,820)	-	(9,904,820)
Net change in net unrealized appreciation/depreciation	-	45,355,449	-	45,355,449
Net realized and unrealized gain	-	35,450,629	-	35,450,629

Interest in earnings of subsidiary	113,283,429	-	(113,283,429)	-
Dividends paid on Series A preferred equity facility	-	(2,757,993)	-	(2,757,993)
Net change in accumulated dividends on Series A preferred equity facility	-	(35,265)	-	(35,265)
Net change in reserve for distributions to Series Z preferred shareholders	(14,481)	-	-	(14,481)
Net increase in net assets resulting from operations	$113,053,304	$113,283,429	$(113,283,429)	$113,053,304

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